Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (27,568,713)	$ (3,511,983)	$ 5,505,489	$ 9,010,680
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property and equipment	106,900	13,618	110,206	154,457
Amortization of right-of-use assets-operating lease	1,120,629	142,757	1,128,557	1,091,600
(Reversal of provision for) provision for credit losses	(77,218)	(9,837)	101,598	(61,357)
Change in operating assets and liabilities
Accounts receivable	(948,561)	(120,836)	(407,382)	6,845,155
Prepayment, deposits and other receivables	1,327,724	169,139	1,152,444	(325,876)
Accrued expenses and other payables	11,739	1,495	803,937	452,847
Account payable	6,799	866	(24,253)	(39,015)
Income tax payable	(580,102)	(73,899)	(485,882)	100,260
Lease liabilities	(1,107,179)	(141,044)	(1,159,214)	(1,142,491)
Net cash provided by (used in) operating activities	(27,707,982)	(3,529,724)	6,725,500	16,086,260
Cash flow from investing activities:
Purchases of property and equipment	(63,356)	(8,071)	(59,449)	(25,303)
Net cash used in investing activity	(63,356)	(8,071)	(59,449)	(25,303)
Cash flow from financing activities:
Repayments of bank loan			(2,000,740)	(2,934,016)
Proceeds from bank loan				2,000,740
Payment of deferred IPO costs			(1,824,885)	(1,776,686)
Dividend payments	(5,865,364)	(747,190)	(9,461,001)	(9,884,032)
Proceed from IPO, net	55,057,154	7,013,740
Repayments from ultimate shareholders	77,630	9,889
Net cash (used in) provided by financing activities	49,269,420	6,276,439	(13,286,626)	(12,593,994)
Change in cash and restricted cash	21,498,082	2,738,644	(6,620,575)	3,466,963
Cash and restricted cash, beginning of the year	10,855,128	1,382,836	17,449,250	13,971,458
Effect on exchange rate	(164,499)	(20,955)	26,453	10,829
Cash and restricted cash, end of the year	32,188,711	4,100,525	10,855,128	17,449,250
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	32,188,711	4,100,525	10,855,128	16,436,490
Restricted cash				1,012,760
Supplemental cash flow information
Cash paid for income tax	(1,115,690)	(142,885)	(2,126,331)	(1,705,403)
Cash paid for interest expense	(46)	(6)	(34,674)	(123,269)
Non-cash transaction in investing and financing activities
Right-of-use assets obtained in exchange of lease liabilities			2,543,244
Unpaid dividend			5,865,364	5,942,365
Unpaid deferred IPO costs			573,636
Deferred IPO costs recognized as additional paid-in capital	$ 7,334,123	$ 934,295